UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-2008

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      1/21/2009

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: $66,653,235

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $1,710,577    29,728                                               29,728
Abbott Laboratories              Common   002824100 $243,901      4,570                                                4,570
Accenture, Ltd.                  Common   g1150g111 $206,249      6,290                                                6,290
AMEX Energy Sector SPDR          Common   81369y506 $1,015,351    21,255                                               21,255
AMEX Financial Sector SPDR       Common   81369y605 $143,104      11,430                                               11,430
Amgen Inc.                       Common   031162100 $209,633      3,630                                                3,630
AT&T Corp                        Common   00206r102 $574,274      20,149                                               20,149
Automatic Data Processing, Inc.  Common   053015103 $931,138      23,669                                               23,669
Bank of America Corporation      Common   060505104 $158,583      11,263                                               11,263
Baxter International, Inc,       Common   071813109 $218,540      4,078                                                4,078
Berkshire Hathaway Inc. Class B  Common   084670207 $1,308,098    407                                                  407
Boston Properties, Inc.          Common   101121101 $356,675      6,485                                                6,485
BP p.l.c. ADR                    Common   055622104 $225,057      4,815                                                4,815
Broadridge Financial Solutions InCommon   11133t103 $593,380      47,319                                               47,319
Canadian Natural Resources Ltd.  Common   136385101 $505,547      12,645                                               12,645
Chevron Corp                     Common   166764100 $1,361,566    18,407                                               18,407
Cisco Systems, Inc.              Common   17275r102 $1,089,965    66,869                                               66,869
Citigroup Inc.                   Common   172967101 $95,664       14,257                                               14,257
Clorox Company                   Common   189054109 $1,610,684    28,990                                               28,990
Coca-Cola Company                Common   191216100 $2,153,270    47,565                                               47,565
Colgate-Palmolive Company        Common   194162103 $1,906,577    27,817                                               27,817
Comcast Corporation              Common   20030n200 $1,834,334    113,581                                              113,581
ConocoPhillips                   Common   20825C104 $421,807      8,143                                                8,143
Covidien Limited                 Common   G2552X108 $644,405      17,781                                               17,781
CVS Caremark Corp                Common   126650100 $2,023,241    70,398                                               70,398
Danaher Corp.                    Common   235851102 $294,372      5,200                                                5,200
Dreyfus Municipal Income Inc.    Common   26201r102 $65,100       10,000                                               10,000
EMC Corp/Mass                    Common   268648102 $150,087      14,335                                               14,335
Exxon Mobil Corp.                Common   30231g102 $2,527,097    31,655                                               31,655
Forest Laboratories, Inc.        Common   345838106 $203,760      8,000                                                8,000
General Electric Company         Common   369604103 $2,606,191    160,876                                              160,876
Genuine Parts                    Common   372460105 $231,514      6,115                                                6,115
Hewlett-Packard Co               Common   428236103 $656,268      18,084                                               18,084
Home Depot, Inc.                 Common   437076102 $405,774      17,627                                               17,627
Hospira, Inc.                    Common   441060100 $766,703      28,587                                               28,587
IDEXX Laboratories, Inc          Common   45168d104 $215,975      5,986                                                5,986
Intel Corp                       Common   458140100 $358,153      24,430                                               24,430
Intl Business Machines Corp      Common   459200101 $449,954      5,346                                                5,346
iShares Comex Gold Trust         Common   464285105 $1,357,529    15,665                                               15,665
iShares DJ Select Dividend       Common   464287168 $263,637      6,385                                                6,385
iShares MSCI EAFE Index Fund     Common   464287465 $1,123,608    25,047                                               25,047
iShares MSCI Emerging Markets IndCommon   464287234 $1,038,253    41,580                                               41,580
iShares Russell 2000 Index Fund  Common   464287655 $1,862,995    37,835                                               37,835
iShares S&P SmallCap 600 Index FuCommon   464287804 $729,462      16,590                                               16,590
ITT Corporation                  Common   450911102 $1,017,759    22,130                                               22,130
J.P. Morgan Chase & Co.          Common   46625h100 $631,630      20,032                                               20,032
Johnson & Johnson                Common   478160104 $3,199,454    53,475                                               53,475
Laboratory CP Amer Hldgs         Common   50540R409 $1,599,494    24,833                                               24,833
McGraw-Hill Companies, Inc.      Common   580645109 $806,548      34,780                                               34,780
Medtronic, Inc.                  Common   585055106 $593,807      18,899                                               18,899
Merck & Co. Inc.                 Common   589331107 $218,333      7,182                                                7,182
Microsoft Corp                   Common   594918104 $1,677,478    86,290                                               86,290
Occidental Petroleum             Common   674599105 $274,914      4,582                                                4,582
Omnicom Group Inc Com            Common   681919106 $958,258      35,596                                               35,596
Oracle Corp.                     Common   68389X105 $227,299      12,820                                               12,820
Paychex, Inc.                    Common   704326107 $246,191      9,368                                                9,368
Pepsi Co Inc                     Common   713448108 $766,506      13,995                                               13,995
Pfizer Inc.                      Common   717081103 $1,424,114    80,413                                               80,413
Procter & Gamble Co              Common   742718109 $3,447,969    55,774                                               55,774
Progress Energy, Inc.            Common   743263105 $314,815      7,900                                                7,900
Sara Lee Corp                    Common   803111103 $110,138      11,250                                               11,250
SPDR Tr Unit Ser 1               Common   78462F103 $2,256,451    25,005                                               25,005
United Technologies Corp         Common   913017109 $2,003,214    37,373                                               37,373
Vanguard Small-Cap ETF           Common   922908751 $239,956      5,650                                                5,650
Vanguard Total Stock Market ETF  Common   922908769 $522,563      11,680                                               11,680
Verizon Communications           Common   92343v104 $211,546      6,240                                                6,240
Wal-Mart Stores                  Common   931142103 $3,517,317    62,742                                               62,742
Walt Disney Co.                  Common   254687106 $448,536      19,768                                               19,768
Wells Fargo & Co.                Common   949746101 $2,416,099    81,957                                               81,957
Western Union Company            Common   959802109 $437,356      30,499                                               30,499
Wyeth                            Common   983024100 $237,438      6,330                                                6,330

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